SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Intangible Asset, Finite-Lived [Line Items]
Less: accumulated amortization	$ (51,399)	$ (41,871)
Intangible assets, net	116,644	121,771
Software, Internally Developed [Member]
Intangible Asset, Finite-Lived [Line Items]
Software	$ 168,043	$ 163,642